Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,477,356	$ 766,602	$ 294,838
Accounts receivable, net of allowance of $99,580 and $47,595, respectively	726,063	847,234	1,064,663
Accounts receivable, secured - related party	0	772,793	780,169
Note receivable from officer, secured - related party	0	150,000	0
Prepaid expenses and other current assets	80,682	103,478	5,794
Other current assets	20,927	0	0
Total current assets	3,305,028	2,640,107	2,145,464
Restricted cash	264,832	0	0
Property and equipment, net	104,762	129,944	21,884
Intangible assets, net	1,388,531	1,236,996	494,161
Accounts receivable, secured-related party, net of allowance of $502,315 and $0, respectively	270,478	0	0
Other assets	6,559	6,559	6,559
Total assets	5,340,190	4,013,606	2,668,068
Liabilities and Stockholders' Equity (Deficiency)
Accounts payable	1,435,595	1,094,029	313,326
Accrued expenses	973,500	167,528	266,116
Deferred revenue	1,107,274	835,694	890,204
Convertible notes payable, current portion - related parties	600,000	0	0
Notes payable, current portion	22,000	6,383	30,871
Loan payable to stockholder	491	0	0
Deferred rent, current portion	5,766	4,291	2,324
Total current liabilities	4,144,626	2,107,925	1,502,841
Line of credit	215,754	233,215	243,499
Loans payable (includes $50,000 to related parties)	0	200,000	200,000
Convertible notes payable (includes $50,000 to related parties)	200,000	0	0
Notes payable	0	8,768	15,151
Deferred rent	16,582	21,274	25,565
Total liabilities	4,576,962	2,571,182	1,987,056
Commitments and contingencies - See note 7
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none and 850,395 shares issued and outstanding, respectively	0	809,900	0
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)	0	1,109,268	0
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)	0	1,550,817	0
Total temporary equity	0	3,469,985	0
Stockholders' equity:
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none and 11,307,450 shares issued and outstanding, respectively (liquidation value of $11,307)	0	11,307	0
Series B preferred stock, $0.001 par value; 368,421 shares designated, none and 368,411 shares issued and outstanding, respectively	0	368	0
Common stock, $0.001 par value; 120,000,000 shares authorized, 35,275,204 and 11,837,930 and 21,000,000 issued and outstanding, respectively	53,165	11,838	21,000
Additional paid-in capital	11,212,809	3,275,296	3,850,809
Accumulated deficit	(10,502,746)	(5,326,370)	(3,190,797)
Total stockholders' equity	763,228	(2,027,561)	681,012
Total liabilities and stockholders' equity	$ 5,340,190	$ 4,013,606	$ 2,668,068